Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue		€ 1,320,658,000	€ 908,019,000	€ 476,040,000
Direct and marketing expenses		(896,494,000)	(612,689,000)	(430,984,000)
Other operating income		8,042,000	0	0
General and administration expenses		(149,859,000)	(114,538,000)	(69,967,000)
Depreciation and amortization expense		(83,560,000)	(55,407,000)	(30,460,000)
Profit from operations		198,787,000	125,385,000	(55,371,000)
Finance income		1,312,000	257,000	158,000
Finance expense		(6,370,000)	(10,991,000)	(7,735,000)
Gain on derivative contracts		15,830,000	0	0
Gain on bargain purchase		16,349,000	34,995,000	45,331,000
Profit before taxation		225,908,000	149,646,000	(17,617,000)
Income tax expense/(benefit)		9,970,000	(429,000)	(333,000)
Profit for the year attributable to owners of the parent Other comprehensive (loss)/income Items that may be reclassified subsequently to profit or loss		235,878,000	149,217,000	(17,950,000)
Foreign currency translation		(816,000)	(388,000)	1,046,000
Other comprehensive (loss)/income for the year		(816,000)	(388,000)	1,046,000
Total comprehensive income for the year attributable to owners of the parent		€ 235,062,000	€ 148,829,000	€ (16,904,000)
Weighted average shares outstanding basic and diluted		55,497,173	54,415,374	53,863,810
Earnings per share basic and diluted		€ 4.25	€ 2.74	€ (0.33)
Super Group (SGHC) Limited
Statements [Line Items]
General and administration expenses	€ (1,427,970)
Profit from operations	(1,427,970)
Finance expense	(27)
Profit before taxation	(1,427,997)
Income tax expense/(benefit)	0
Profit for the year attributable to owners of the parent Other comprehensive (loss)/income Items that may be reclassified subsequently to profit or loss	(1,427,997)
Other comprehensive (loss)/income for the year	0
Total comprehensive income for the year attributable to owners of the parent	€ (1,427,997)
Weighted average shares outstanding basic and diluted	1
Earnings per share basic and diluted	€ (1,427,997)